Stockholders' Equity (Tables) (Inventergy Inc [Member])	9 Months Ended
Sep. 30, 2013
Inventergy Inc [Member]
Shares of common stock reserved for future issuance	Shares of common stock reserved for future issuance were as follows as of September 30, 2013:
Series A redeemable convertible preferred stock	6,176,748

Redeemable Convertible preferred stock
Redeemable Convertible preferred stock as of September 30, 2013 consists of the following:

Redeemable Convertible Preferred Stock	Original Issue Price	Shares Designated	Shares Issued	Shares Outstanding	Liquidation Preference

Series A-1	$0.0100	5,000,000	5,000,000	5,000,000	$2,700,000

Series A-2	$1.6996	1,176,748	1,176,748	1,176,748	$2,000,001